LICENSE AGREEMENTS:	6 Months Ended
Jun. 30, 2023
License Agreements [Abstract]
LICENSE AGREEMENTS:
NOTE 5 – LICENSE AGREEMENTS:

a.
In June 2021, the Company entered into two exclusive license agreements with Galderma for the commercialization of Twyneo® and Epsolay® in the United States. Following the FDA approvals for each of the products and under the license agreements, the Company received $7.5 million for Twyneo® and $3.5 million for Epsolay® as regulatory approval milestone payments. The Company is also eligible to receive tiered double-digit royalties ranging from mid-teen to high-teen percentage of net sales as well as up to $9 million in sales milestone payments.

According to the agreement, the Company has an option to regain commercialization rights five years following first commercialization.

On April 14, 2022, the Company announced that Twyneo® is available for purchase by consumers who obtain a prescription from their physician, See note 1. On June 2, 2022, the Company announced that Epsolay® is available for purchase by consumers who obtain a prescription from their physician, See also note 1. During the six months ended June 30, 2023, the Company recognized $466 as royalties revenues in respect of the license agreement for both products. During the six months ended June 30, 2022, the Company recognized $3.5 million as milestone revenues in respect of the license agreement and the FDA approval of Epsolay®.

b.
On June 6, 2023, the Company and Searchlight Pharma Inc. (“Searchlight”), a private Canadian specialty pharmaceutical company, signed on an exclusive license agreements for TWYNEO and EPSOLAY for the Canadian market, over a fifteen-year term that is renewable for subsequent five-year periods. Searchlight will be responsible for obtaining and maintaining any regulatory approvals required to market and sell the drugs in Canada, with support from the Company.

Under the agreement, the Company will receive up to $11 million in potential upfront payments and regulatory and sales milestones for both drugs, combined. In addition, the Company will be entitled to royalty percentages of all Canadian net sales ranging from low-double-digits to high teens.

In June 2023, the Company received $500 as an upfront payment in connection with the license agreement and related support provided to Searchlight for obtaining the regulatory approval in the Canadian market. The Company is also required to support Searchlight during such period if needed based on agreed upon rates. The Company has identified two performance obligations in the license agreement as follows: (i) the license to market the products in Canada; and (ii) continuing support during the regulatory approval process. Accordingly, the Company recognized $380 as license revenue in the period and recorded $120 as contract liability in respect of the support services.